CAPITAL	12 Months Ended
Dec. 31, 2022
Banking Regulation, Total Capital [Abstract]
CAPITAL	Capital
Risk-based capital. First Financial and its subsidiary, First Financial Bank, are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet minimum capital requirements can initiate regulatory action.

The Board of Governors of the Federal Reserve System approved Basel III in order to strengthen the regulatory capital framework for all banking organizations, subject to a phase-in period for certain provisions.  Basel III established and defined quantitative measures to ensure capital adequacy. These measures require First Financial to maintain minimum amounts and ratios of Common equity Tier 1 capital, Total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets (Leverage ratio).

Basel III includes a minimum ratio of Common equity Tier 1 capital to risk-weighted assets of 7.0% and a fully phased-in capital conservation buffer of 2.5% of risk-weighted assets.  Further, the minimum ratio of Tier 1 capital to risk-weighted assets is 8.5% and all banks are subject to a 4.0% minimum leverage ratio, while the required Total risk-based capital ratio is 10.50%. Failure to maintain the required Common equity Tier 1 capital will result in potential restrictions on a bank’s ability to pay dividends, repurchase stock and pay discretionary compensation to its employees. The capital requirements also provide strict eligibility criteria for regulatory capital instruments and change the method for calculating risk-weighted assets in an effort to better identify riskier assets, such as highly volatile commercial real estate and nonaccrual loans.

As of December 31, 2022, First Financial met all capital adequacy requirements to which it was subject. To be categorized as well-capitalized, First Financial must maintain minimum Total risk-based capital, Tier 1 risk-based capital and Tier 1 leverage ratios as set forth in the table that follows. The Company's most recent regulatory notifications categorized First Financial as "well-capitalized" under the regulatory framework for prompt corrective action. There have been no conditions or events since those notifications that management believes have changed the Company's categorization. Total regulatory capital exceeded the minimum requirement by $406.0 million on a consolidated basis at December 31, 2022.
The following tables present the actual and required capital amounts and ratios as of December 31, 2022 and 2021 under the Basel III Capital Rules. Capital levels required to be considered "well capitalized" are based upon prompt corrective action regulations, as reflected in the Basel III Capital Rules.

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2022
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,399,420	10.83%	$904,626	7.00%	N/A	N/A
First Financial Bank	1,581,328	12.26%	903,244	7.00%	$838,726	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,443,698	11.17%	1,098,475	8.50%	N/A	N/A
First Financial Bank	1,581,900	12.26%	1,096,796	8.50%	1,032,278	8.00%

Total capital to risk-weighted assets
Consolidated	1,762,971	13.64%	1,356,939	10.50%	N/A	N/A
First Financial Bank	1,640,671	12.71%	1,354,865	10.50%	1,290,348	10.00%

Leverage
Consolidated	1,443,698	8.89%	649,636	4.00%	N/A	N/A
First Financial Bank	1,581,900	9.76%	648,607	4.00%	810,759	5.00%

	Actual		Minimum capital required - Basel III		PCA requirement to be considered well capitalized
(Dollars in thousands)	Capital amount	Ratio	Capital amount	Ratio	Capital amount	Ratio
December 31, 2021
Common equity tier 1 capital to risk-weighted assets
Consolidated	$1,262,789	10.85%	$814,954	7.00%	N/A	N/A
First Financial Bank	1,513,175	13.02%	813,731	7.00%	$755,607	6.50%

Tier 1 capital to risk-weighted assets
Consolidated	1,306,571	11.22%	989,587	8.50%	N/A	N/A
First Financial Bank	1,513,708	13.02%	988,102	8.50%	929,978	8.00%

Total capital to risk-weighted assets
Consolidated	1,642,549	14.11%	1,222,431	10.50%	N/A	N/A
First Financial Bank	1,589,570	13.67%	1,220,597	10.50%	1,162,473	10.00%

Leverage
Consolidated	1,306,571	8.70%	600,410	4.00%	N/A	N/A
First Financial Bank	1,513,708	10.10%	599,578	4.00%	749,472	5.00%

Share repurchases. Effective January 2022, First Financial's board of directors approved a stock repurchase plan (the 2022 Repurchase Plan), replacing the 2020 Repurchase Plan which became effective in January 2021. The 2022 Repurchase Plan continues for two years and authorizes the purchase of up to 5,000,000 shares of the Company's common stock and will expire in December 2023. First Financial did not repurchase any shares under the 2022 plan during 2022.
The 2020 Repurchase Plan replaced the plan that expired on December 31, 2020 (the 2019 Repurchase Plan). Under the 2020 Repurchase Plan, First Financial repurchased 4,633,355 shares at an average market price of $23.33 during 2021. Under the 2019 Repurchase Plan, First Financial repurchased 880,000 shares at an average market price of $18.96 during 2020.